Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Other Intangible Assets, Net [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 11 - GOODWILL AND OTHER INTANGIBLE ASSETS, NET

	Customer relationship	IP and Technology	License	Goodwill	NFT	Trademark	Total
Cost:
Balance as of January 1, 2025	2,603	28,631	4,794	19,342	5,574	563	61,507
Additions	-	402	233	-	-	-	635
Disposal	-	-	-	-	-	-	-
Balance as of December 31, 2025	2,603	29,033	5,027	19,342	5,574	563	62,142

Accumulated amortization and impairment:
Balance as of January 1, 2025	(1,071)	(7,517)	(1,171)	(664)	(4,719)	(19)	(15,161)
Amortization	(230)	(2,945)	(292)	-	-	(113)	(3,580)
Impairment	-	-	-	-	(190)	-	(190)
Disposal	-	-	-	-	-	-	-
Balance as of December 31, 2025	(1,301)	(10,462)	(1,463)	(664)	(4,909)	(132)	(18,931)
Amortized balance as of December 31, 2025	1,302	18,571	3,564	18,678	665	431	43,211

	Customer relationship	IP and Technology	License	Goodwill	NFT	Trademark	Total
Cost:
Balance as of January 1, 2024	1,033	23,381	4,794	8,103	5,637	-	42,948
Additions	1,570	5,250	-	11,239	-	563	18,622
Disposal	-	-	-	-	(63)	-	(63)
Balance as of December 31, 2024	2,603	28,631	4,794	19,342	5,574	563	61,507

Accumulated amortization and impairment:
Balance as of January 1, 2024	(1,033)	(4,753)	(907)	(664)	(4,768)	-	(12,125)
Amortization	(38)	(2,764)	(264)	-	-	(19)	(3,085)
Disposal	-	-	-	-	49	-	49
Balance as of December 31, 2024	(1,071)	(7,517)	(1,171)	(664)	(4,719)	(19)	(15,161)
Amortized balance as of December 31, 2024	1,532	21,114	3,623	18,678	855	544	46,346